Investments in subsidiaries - Assets acquired and liabilities assumed in previous fiscal year (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 18, 2019
Disclosure of detailed information about borrowings [line items]
Current assets	$ 17,746	$ 55,683
PP&E (Note 6)	1,869	18,900
Right-of-use assets (Note 7)	4,982	11,859
Intangible assets (Note 9)	22,107	46,523
Goodwill	75,697	269,037
Current liabilities	(11,859)	(96,578)
Deferred tax liabilities		(4,537)
Retirement benefits obligations (Note 17)		(1,068)
Long-term debt		(20,734)
Lease liabilities	(5,733)	(13,592)
Identifiable assets acquired, net, excluding cash and cash equivalents	105,558	265,493
Cash acquired	5,955	16,004
Net assets acquired	111,513	281,497
Consideration paid	$ 104,148	281,497
Western and Southern Europe
Disclosure of detailed information about borrowings [line items]
Goodwill		32,272
Canada
Disclosure of detailed information about borrowings [line items]
Goodwill		5,411
U.S. Federal
Disclosure of detailed information about borrowings [line items]
Goodwill		86,642
U.K. and Australia
Disclosure of detailed information about borrowings [line items]
Goodwill		53,170
Central and Eastern Europe
Disclosure of detailed information about borrowings [line items]
Goodwill		91,542
SCISYS
Disclosure of detailed information about borrowings [line items]
Current assets		28,461
PP&E (Note 6)		16,893
Right-of-use assets (Note 7)		3,362
Intangible assets (Note 9)		16,837
Goodwill		144,712
Current liabilities		(68,254)
Deferred tax liabilities		(3,030)
Retirement benefits obligations (Note 17)		0
Long-term debt		(10,880)
Lease liabilities		(4,336)
Identifiable assets acquired, net, excluding cash and cash equivalents		123,765
Cash acquired		6,495
Net assets acquired		130,260		$ 130,260
Consideration paid		130,260
TeraThink
Disclosure of detailed information about borrowings [line items]
Current assets		14,227
PP&E (Note 6)		1,369
Right-of-use assets (Note 7)		4,228
Intangible assets (Note 9)		19,025
Goodwill		86,642
Current liabilities		(13,910)
Deferred tax liabilities		0
Retirement benefits obligations (Note 17)		0
Long-term debt		(9,732)
Lease liabilities		(4,935)
Identifiable assets acquired, net, excluding cash and cash equivalents		96,914
Cash acquired		2,474
Net assets acquired		99,388	$ 99,388
Consideration paid		99,388
Other
Disclosure of detailed information about borrowings [line items]
Current assets		12,995
PP&E (Note 6)		638
Right-of-use assets (Note 7)		4,269
Intangible assets (Note 9)		10,661
Goodwill		37,683
Current liabilities		(14,414)
Deferred tax liabilities		(1,507)
Retirement benefits obligations (Note 17)		(1,068)
Long-term debt		(122)
Lease liabilities		(4,321)
Identifiable assets acquired, net, excluding cash and cash equivalents		44,814
Cash acquired		7,035
Net assets acquired		51,849
Consideration paid		$ 51,849